NET INCOME/LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted loss from continuing operations per share | ¥	¥ 46,463		¥ (35,700)	¥ (277,048)
Numerator for basic and diluted (loss) income from discontinued operations per share | ¥	¥ 0		¥ 0	¥ 340,787
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	38,826,800		38,469,234	36,848,816
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	39,303,760		38,469,234	36,848,816
Basic (loss) income per share - continuing operations | (per share)	¥ 1.20	$ 0.18	¥ (0.93)	¥ (7.52)
Diluted (loss) income per share- continuing operations | (per share)	1.18	$ 0.18	(0.93)	(7.52)
Basic and diluted (loss) income per share- discontinued operations (in CNY per share) | ¥ / shares	¥ 0		¥ 0	¥ 9.25